Accounts Receivable and Contract Assets - Schedule of aging of past-due accounts receivable and contract assets (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Financing Receivable, Past Due [Line Items]
Current	¥ 2,483,509	¥ 2,039,582
Accounts receivable and contract assets	2,714,363	2,141,542
New borrowers [member]
Financing Receivable, Past Due [Line Items]
Current	332,988	451,127
Accounts receivable and contract assets	384,964	477,071
Repeat borrowers [member]
Financing Receivable, Past Due [Line Items]
Current	1,528,893	1,365,710
Accounts receivable and contract assets	1,707,771	1,441,726
Other [Member]
Financing Receivable, Past Due [Line Items]
Current	621,628	222,745
Accounts receivable and contract assets	621,628	222,745
1-89 days past due [member]
Financing Receivable, Past Due [Line Items]
Accounts receivable and contract assets	137,688	67,553
1-89 days past due [member] | New borrowers [member]
Financing Receivable, Past Due [Line Items]
Accounts receivable and contract assets	30,579	16,964
1-89 days past due [member] | Repeat borrowers [member]
Financing Receivable, Past Due [Line Items]
Accounts receivable and contract assets	107,109	50,589
1-89 days past due [member] | Other [Member]
Financing Receivable, Past Due [Line Items]
Accounts receivable and contract assets	0	0
90-119 days past due [member]
Financing Receivable, Past Due [Line Items]
Accounts receivable and contract assets	33,737	14,035
90-119 days past due [member] | New borrowers [member]
Financing Receivable, Past Due [Line Items]
Accounts receivable and contract assets	7,622	3,626
90-119 days past due [member] | Repeat borrowers [member]
Financing Receivable, Past Due [Line Items]
Accounts receivable and contract assets	26,115	10,409
90-119 days past due [member] | Other [Member]
Financing Receivable, Past Due [Line Items]
Accounts receivable and contract assets	0	0
120-149 days past due [member]
Financing Receivable, Past Due [Line Items]
Accounts receivable and contract assets	30,199	11,070
120-149 days past due [member] | New borrowers [member]
Financing Receivable, Past Due [Line Items]
Accounts receivable and contract assets	6,864	2,863
120-149 days past due [member] | Repeat borrowers [member]
Financing Receivable, Past Due [Line Items]
Accounts receivable and contract assets	23,335	8,207
120-149 days past due [member] | Other [Member]
Financing Receivable, Past Due [Line Items]
Accounts receivable and contract assets	0	0
150-179 days past due [member]
Financing Receivable, Past Due [Line Items]
Accounts receivable and contract assets	29,230	9,302
150-179 days past due [member] | New borrowers [member]
Financing Receivable, Past Due [Line Items]
Accounts receivable and contract assets	6,911	2,491
150-179 days past due [member] | Repeat borrowers [member]
Financing Receivable, Past Due [Line Items]
Accounts receivable and contract assets	22,319	6,811
150-179 days past due [member] | Other [Member]
Financing Receivable, Past Due [Line Items]
Accounts receivable and contract assets	0	0
Total past due [member]
Financing Receivable, Past Due [Line Items]
Accounts receivable and contract assets	230,854	101,960
Total past due [member] | New borrowers [member]
Financing Receivable, Past Due [Line Items]
Accounts receivable and contract assets	51,976	25,944
Total past due [member] | Repeat borrowers [member]
Financing Receivable, Past Due [Line Items]
Accounts receivable and contract assets	178,878	76,016
Total past due [member] | Other [Member]
Financing Receivable, Past Due [Line Items]
Accounts receivable and contract assets	¥ 0	¥ 0